Stockholders' Equity - Schedule of Common Stock Warrant Activity (Details)	12 Months Ended
Dec. 31, 2020 shares
Stockholders' Equity Note [Abstract]
Beginning balance
Issuances	22,000,000
Exercises	(75,693)
Ending balance	21,924,307